Related Party Transactions (Details) - USD ($)					3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	May 30, 2025	Jun. 20, 2024	Jun. 18, 2024	Mar. 11, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 11, 2026	Mar. 30, 2026	Sep. 29, 2025	Sep. 12, 2025	Aug. 18, 2025	Mar. 30, 2025	Aug. 31, 2024
Related Party Transactions [Line Items]
Capital contribution from sponsor									$ 25,000
Outstanding balance repaid									249,389
Expenses incurred for the period									64,220
Outstanding principal							$ 223,079
Working capital loan related party					$ 230,837		230,837
Sponsor loan							71,921	228,079		3,178,079
Sponsor loan					4,109,133		4,109,133			3,718,011
Accrued interest expense					166,570	$ 109	319,201	109		539,932
Sponsor loan										3,718,011
Everli Global Inc [Member]
Related Party Transactions [Line Items]
Amount for repayment	$ 5,000,000
Senior secured convertible loan, principal amount	10,000,000
Related Party Loans [Member]
Related Party Transactions [Line Items]
Working capital loans											$ 1,500,000
Warrant conversion price (in Dollars per share)											$ 1
Outstanding principal							223,079			0
Working capital loan related party					230,837		230,837			0
Related Party Loans [Member] | Working Capital Loan [Member]
Related Party Transactions [Line Items]
Aggregate principal amount											$ 1,500,000
Interest bearing rate											17.50%
Promissory Note With Related Party [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate loan amount as per agreement					300,000		300,000			300,000
Outstanding balance repaid		$ 249,389
Excess amount repaid to the sponsor		887
Excess payment included in due to sponsor		$ 887
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Monthly expense payable			$ 10,000
Expenses incurred for the period										120,000
Accounts payable and accrued liabilities										70,000
Sponsor Loan [Member]
Related Party Transactions [Line Items]
Aggregate principal amount	$ 300,000														$ 1,000,000
Interest bearing rate	17.50%
Principal and accrued interest	5 days
Percentage of unamortized debt discount															10.00%
Sponsor loan							3,250,000
Accrued interest expense					166,570	109	319,201	109
Sponsor Loan [Member] | Everli Global Inc [Member]
Related Party Transactions [Line Items]
Amount for repayment	$ 5,000,000
Senior secured convertible loan, principal amount	10,000,000
Sponsor Loan [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate principal amount												$ 3,611,111	$ 3,250,000	$ 1,250,000
Sponsor loan										3,178,079
Sponsor Loan [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Sponsor loan					4,109,133		4,109,133			3,718,011
Related Party Loans [Member]
Related Party Transactions [Line Items]
Aggregate principal amount	$ 300,000														$ 1,000,000
Interest bearing rate	17.50%
Working capital loans										$ 1,500,000
Warrant conversion price (in Dollars per share)										$ 1
Principal and accrued interest	5 days
Percentage of unamortized debt discount															10.00%
Sponsor loan									$ 0
Related Party Loans [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate principal amount													$ 3,250,000	$ 1,250,000		$ 3,611,111
Sponsor loan										$ 3,178,079
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Monthly expense payable			$ 10,000
Expenses incurred for the period					30,000	$ 30,000	60,000	$ 60,000
Administrative Services Agreement [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Accounts payable and accrued liabilities										$ 30,000
Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution from sponsor				$ 25,000
Issue price (in Dollars per share)				$ 0.004
Number of shares issued (in Shares)				6,060,811
Number of shares subject to forfeiture (in Shares)				790,541
Founder shares percentage				26.00%
Number of shares forfeited (in Shares)				439,189
Class B Ordinary Shares [Member] | Initial Public Offering [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution from sponsor				$ 25,000
Issue price (in Dollars per share)				$ 0.004
Number of shares issued (in Shares)				6,060,811
Number of shares subject to forfeiture (in Shares)				790,541
Founder shares percentage				26.00%
Number of shares forfeited (in Shares)																	439,189
Class A Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Minimum lock-up period				1 year			1 year
Stock price trigger (in Dollars per share)				$ 12			$ 12
Threshold trading days				20 days			20 days
Trading day period				30 days			30 days